Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Historical Pay Versus Performance Disclosure

Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure is provided about the relationship between executive compensation and the
Company’s performance on select financial metrics. For information about how our executive compensation program is designed to align with the Company’s performance, please read the “Compensation Discussion and Analysis” above in this proxy statement. The amounts in the table below are calculated in accordance with SEC rules and do not all represent amounts actually earned or realized by our named executive officers (“NEOs”), including with respect to RSUs and PSUs.
The table below presents the compensation amounts for our CEO and non-CEO named executive officers as defined and computed in accordance with SEC rules, our financial performance as measured by TSR, net income and Adjusted EBITDA, and our peer group’s TSR, for fiscal years 2022, 2021 and 2020.
Year	CEO		Non-CEO NEOs		Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Adjusted EBITDA ($M)
	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for non-CEO named executive officers(2)	Average Compensation Actually Paid to non-CEO named executive officers(3)	TSR	Proxy Peer Group TSR(4)
2022(5)	$6,280,050	$(3,792,985)	$1,742,035	$105,810	$90	$119	$12	$459
2021	$11,732,761	$25,616,911	$2,311,171	$2,962,970	$179	$177	$135	$643
2020	$9,217,950	$14,829,388	$2,263,831	$3,512,231	$140	$145	$208	$344

(1)
Compensation actually paid is the total Summary Compensation Table compensation, adjusted as set forth in the table below in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fadel during the applicable year.

(2)
Includes the average total compensation for Messrs. Allred, Hogg, Karam, Pechersky and Taylor and Ms. Short in 2022; for Messrs. Blasquez, Hogg and Pechersky and Ms. Short in 2021; and for Mr. Hogg and Mses. Short, Davids and Skula in 2020. Total compensation for non-CEOs are as reported in the Summary Compensation Tables.

(3)
The table below presents a reconciliation of the average Summary Compensation Table total to the average compensation actually paid, as defined by SEC rules, to the non-CEO named executive officers. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year.

(4)
The Peer Group selected is the S&P 1500 Specialty Retail Index. We use this published industry index as the comparator group to measure our relative total shareholder return for purposes of determining vesting of performance stock units granted under our long-term incentive compensation program.

(5)
None of our named executive officers in the 2022 annual cash incentive program received any bonus plan payout with respect to the 2022 performance year, as described in the section “Compensation Discussion and Analysis — Annual Cash Incentive Compensation” in this proxy statement.

Reconciliation Tables
CEO: Mitch Fadel	2022	2021	2020
Summary Compensation Table Total	$6,280,050	$11,732,761	$9,217,950
Less: Fair Value of Stock Awards Granted in the Covered Year (measured at grant date)	$5,116,846	$8,687,619	$5,712,605
Plus:
Fair Value of Unvested Awards Granted in the Covered Year (measured at year-end)	$3,474,280	$5,474,111	$10,034,035
Change in Fair Value of Unvested Awards Granted in Prior Years (measured at year-end)	$(11,440,516)	$1,511,487	$1,914,269
Change in Fair Value of Vested Awards Granted in Prior Years (measured at vesting date)	$3,010,047	$15,586,171	$(624,261)
Dividends Accrued on Unvested RSUs and PSUs in the Covered Year	$0	$0	$0
Change in Pension Value	$0	$0	$0
Pension Service Costs	$0	$0	$0
Total Compensation Actually Paid	$(3,792,985)	$25,616,911	$14,829,388
Non-CEO NEOs (Average)	2022	2021	2020
Summary Compensation Table Total	$1,742,035	$2,311,171	$2,263,831
Less: Fair Value of Stock Awards Granted in the Covered Year (measured at grant date)	$1,135,260	$1,384,475	$1,258,694
Plus:
Fair Value of Unvested Awards Granted in the Covered Year (measured at year-end)	$845,162	$872,364	$2,425,918
Change in Fair Value of Unvested Awards Granted in Prior Years (measured at year-end)	$(1,638,825)	$318,723	$162,066
Change in Fair Value of Vested Awards Granted in Prior Years (measured at vesting date)	$292,698	$845,187	$(80,890)
Dividends Accrued on Unvested RSUs and PSUs in the Covered Year	$0	$0	$0
Change in Pension Value	$0	$0	$0
Pension Service Costs	$0	$0	$0
Total Compensation Actually Paid	$105,810	$2,962,970	$3,512,231

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Compensation actually paid is the total Summary Compensation Table compensation, adjusted as set forth in the table below in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fadel during the applicable year.

(2)
Includes the average total compensation for Messrs. Allred, Hogg, Karam, Pechersky and Taylor and Ms. Short in 2022; for Messrs. Blasquez, Hogg and Pechersky and Ms. Short in 2021; and for Mr. Hogg and Mses. Short, Davids and Skula in 2020. Total compensation for non-CEOs are as reported in the Summary Compensation Tables.

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group selected is the S&P 1500 Specialty Retail Index. We use this published industry index as the comparator group to measure our relative total shareholder return for purposes of determining vesting of performance stock units granted under our long-term incentive compensation program.

PEO Total Compensation Amount	$ 6,280,050	$ 11,732,761	$ 9,217,950
PEO Actually Paid Compensation Amount	$ (3,792,985)	25,616,911	14,829,388
Adjustment To PEO Compensation, Footnote [Text Block]
CEO: Mitch Fadel	2022	2021	2020
Summary Compensation Table Total	$6,280,050	$11,732,761	$9,217,950
Less: Fair Value of Stock Awards Granted in the Covered Year (measured at grant date)	$5,116,846	$8,687,619	$5,712,605
Plus:
Fair Value of Unvested Awards Granted in the Covered Year (measured at year-end)	$3,474,280	$5,474,111	$10,034,035
Change in Fair Value of Unvested Awards Granted in Prior Years (measured at year-end)	$(11,440,516)	$1,511,487	$1,914,269
Change in Fair Value of Vested Awards Granted in Prior Years (measured at vesting date)	$3,010,047	$15,586,171	$(624,261)
Dividends Accrued on Unvested RSUs and PSUs in the Covered Year	$0	$0	$0
Change in Pension Value	$0	$0	$0
Pension Service Costs	$0	$0	$0
Total Compensation Actually Paid	$(3,792,985)	$25,616,911	$14,829,388

Non-PEO NEO Average Total Compensation Amount	$ 1,742,035	2,311,171	2,263,831
Non-PEO NEO Average Compensation Actually Paid Amount	$ 105,810	2,962,970	3,512,231
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-CEO NEOs (Average)	2022	2021	2020
Summary Compensation Table Total	$1,742,035	$2,311,171	$2,263,831
Less: Fair Value of Stock Awards Granted in the Covered Year (measured at grant date)	$1,135,260	$1,384,475	$1,258,694
Plus:
Fair Value of Unvested Awards Granted in the Covered Year (measured at year-end)	$845,162	$872,364	$2,425,918
Change in Fair Value of Unvested Awards Granted in Prior Years (measured at year-end)	$(1,638,825)	$318,723	$162,066
Change in Fair Value of Vested Awards Granted in Prior Years (measured at vesting date)	$292,698	$845,187	$(80,890)
Dividends Accrued on Unvested RSUs and PSUs in the Covered Year	$0	$0	$0
Change in Pension Value	$0	$0	$0
Pension Service Costs	$0	$0	$0
Total Compensation Actually Paid	$105,810	$2,962,970	$3,512,231

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return
The following chart sets forth the compensation actually paid to our CEO, the average of compensation actually paid to our Non-CEO NEOs, the Company’s cumulative TSR and the Peer Group’s TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Net Income
The following chart sets forth the compensation actually paid to our CEO, the average of compensation actually paid to our Non-CEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Adjusted EBITDA
The following chart sets forth the compensation actually paid to our CEO, the average of compensation actually paid to our Non-CEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Tabular List [Table Text Block]
Important Financial Metrics
As described in “Compensation Discussion and Analysis,” our executive compensation program is designed to, among other objectives, link pay to the achievement of annual performance objectives, recognize both corporate and individual performance, and attract and retain our senior executives. We believe the four items in the unranked list below represent the most important financial metrics we used to link our performance to compensation actually paid to our CEO and other NEOs for FY2022, as further described above under “Compensation Discussion and Analysis — Annual Cash Incentive Compensation” and “Compensation Discussion and Analysis — Long-Term Incentive Compensation.”
•
Adjusted EBITDA(1)

•
Rent-A-Center Segment Same Store Sales

•
Acima Segment Revenue

•
Relative Total Shareholder Return

(1)
Adjusted EBITDA is a non-GAAP financial measure calculated as net earnings before interest, taxes, stock-based compensation, depreciation and amortization, as adjusted for certain gains and charges we view as extraordinary, unusual or non-recurring in nature and which we believe do not reflect our core business activities.

Total Shareholder Return Amount	$ 90	179	140
Peer Group Total Shareholder Return Amount	119	177	145
Net Income (Loss)	$ 12,000,000	$ 135,000,000	$ 208,000,000
Company Selected Measure Amount	459	643	344
PEO Name	Mr. Fadel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Rent-A-Center Segment Same Store Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Acima Segment Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,116,846	$ 8,687,619	$ 5,712,605
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,474,280	5,474,111	10,034,035
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,440,516)	1,511,487	1,914,269
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,010,047	15,586,171	(624,261)
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,135,260	1,384,475	1,258,694
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	845,162	872,364	2,425,918
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,638,825)	318,723	162,066
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	292,698	845,187	(80,890)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0